SECURITIES	12 Months Ended
Dec. 31, 2011
SECURITIES

NOTE D – SECURITIES

A summary of the amortized cost and estimated fair value of available-for-sale securities and held-to-maturity securities at December 31, 2011 and 2010, follows:

	December 31, 2011

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$43,474,933	$216,229	$17,712	$43,673,450
Tax-exempt and taxable obligations of states and municipal subdivisions	91,756,084	2,738,898	236,951	94,258,031
Mortgage-backed securities	58,534,125	959,018	163,596	59,329,547
Corporate obligations	16,678,672	26,618	2,412,076	14,293,214
Other	1,255,483	—	281,340	974,143
	$211,699,297	$3,940,763	$3,111,675	$212,528,385
Held-to-maturity securities:
Mortgage-backed securities	$2,278	$121	$—	$2,399
Taxable obligations of states and municipal subdivisions	6,000,000	—	—	6,000,000
	$6,002,278	$121	$—	$6,002,399

	December 31, 2010

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$22,886,882	$169,384	$201,664	$22,854,602
Tax-exempt and taxable obligations of states and municipal subdivisions	53,895,368	998,689	221,155	54,672,902
Mortgage-backed securities	17,638,563	727,725	47,866	18,318,422
Corporate obligations	9,726,518	12,163	2,036,387	7,702,294
Other	1,255,483	—	269,461	986,022
	$105,402,814	$1,907,961	$2,776,533	$104,534,242
Held-to-maturity securities:
Mortgage-backed securities	$2,640	$123	$—	$2,763

The scheduled maturities of securities at December 31, 2011, were as follows:

	Available-for-Sale		Held-to-Maturity
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value

Due less than one year	$13,843,453	$13,982,424	$—	$—
Due after one year through five years	82,483,139	83,348,189	—	—
Due after five years through ten years	38,170,849	38,337,082	—	—
Due after ten years	18,667,731	17,531,143	6,000,000	6,000,000
Mortgage-backed securities	58,534,125	59,329,547	2,278	2,399
	$211,699,297	$212,528,385	$6,002,278	$6,002,399

Actual maturities can differ from contractual maturities because the obligations may be called or prepaid with or without penalties.

A loss of $318 was realized from the sale of available-for-sale securities in 2011. A gain of $50,715 was realized from the sale or call of available-for-sale securities in 2010. An other-than-temporary impairment loss of $4,278 was recognized for the year ended 2011 and $471,811 for the year ended 2010.

Securities with a carrying value of $135,394,139 and $63,692,752 at December 31, 2011 and 2010, respectively, were pledged to secure public deposits, repurchase agreements, and for other purposes as required or permitted by law.

The details concerning securities classified as available-for-sale with unrealized losses as of December 31, 2011 and 2010, were as follows:

	2011
	Losses < 12 Months		Losses 12 Months or >		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Obligations of U.S. government agencies	$9,142,470	$17,712	$—	$—	$9,142,470	$17,712
Tax-exempt and tax- able obligations of states and municipal subdivisions	6,451,142	183,678	598,851	53,273	7,049,993	236,951
Mortgage-backed securities	16,208,868	94,240	236,425	69,356	16,445,293	163,596
Corporate obligations	9,099,728	240,686	2,749,114	2,171,390	11,848,842	2,412,076
Other	—	—	974,143	281,340	974,143	281,340
	$40,902,208	$536,316	$4,558,533	$2,575,359	$45,460,741	$3,111,675

	2010
	Losses < 12 Months		Losses 12 Months or >		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Obligations of U.S. government agencies	$13,340,460	$201,664	$—	$—	$13,340,460	$201,664
Tax-exempt and tax- able obligations of states and municipal subdivisions	9,144,237	204,952	257,160	16,203	9,401,397	221,155
Mortgage-backed securities	1,708,389	3,331	310,610	44,535	2,018,999	47,866
Corporate obligations	—	—	3,199,650	2,036,387	3,199,650	2,036,387
Other	—	—	986,022	269,461	986,022	269,461
	$24,193,086	$409,947	$4,753,442	$2,366,586	$28,946,528	$2,776,533

Approximately 17.5% of the number of securities in the investment portfolio at December 31, 2011, reflected an unrealized loss. Management is of the opinion the Company has the ability to hold these securities until such time as the value recovers or the securities mature. Management also believes the deterioration in value is attributable to changes in market interest rates and lack of liquidity in the credit markets. We have determined that these securities are not other-than-temporarily impaired based upon anticipated cash flows.